Geographic Information	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Geographic Information

NOTE 16 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
United States	$820.7	$840.3	$767.6	$67.4
Mexico	37.5	22.2	23.8	2.4
Canada	33.8	32.7	30.0	2.6
United Kingdom	14.3	12.2	14.1	1.0
France	13.5	11.7	12.6	1.2
China	12.7	8.5	6.7	0.2
Germany	10.1	8.9	7.1	0.5
Spain	7.9	4.6	4.9	0.5
Other	45.4	43.4	43.4	3.0

	$995.9	$984.5	$910.2	$78.8

Net long-lived assets by region were as follows (in millions):

	Successor
	December 31, 2013	December 31, 2012
United States	$791.4	$812.7
China	49.5	45.1
Spain	20.5	20.5
Mexico	8.2	10.8
Other	1.0	1.0

	$870.6	$890.1